Inventories (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 91,898	$ 107,848
Work in process	61,864	53,740
Finished goods	286,478	214,033
Net inventories	$ 440,240	$ 375,621